Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stock by Class
Common stock reserved for future issuance as of September 30, 2024 is as follows:

Common stock warrants	23,889,364
Potential shares from Pre-Paid Advance	10,126,981
Merger earnout consideration shares	9,000,000
Options outstanding under the 2024 Incentive Plan	2,072,000
Options available under the 2024 Incentive Plan	286,093
Potential shares from Cable Car Loan	750,000
Potential shares from convertible notes	250,224
46,374,662

Common stock reserved for future issuance as of December 31, 2023 is as follows:

Common stock warrants	1,231,484
Options outstanding	3,646,922
Options available under the Plan	3,353,078
Potential shares from convertible notes	2,073,554
Subscription agreements	3,833,912
14,138,960

Schedule of Warrant Activity
The following table represents the warrant activity as follows:

Number of Warrants
Outstanding, January 1, 2022	624,508
Granted	280,962
Outstanding, December 31, 2022	905,470
Granted	326,104
Outstanding, December 31, 2023	1,231,574

Schedule of Stockholders' Equity Note, Warrants or Rights
The following table represents the QT Imaging warrant activity as follows for the nine months ended September 30, 2024:

Number of Warrants
Outstanding, January 1, 2024	422,064
Exercised	(16,320)
Terminated pursuant to business combination agreement	(405,744)
Outstanding, September 30, 2024	—

As of December 31, 2023, outstanding warrants to purchase shares of common stock by exercise price are as follows:

Exercise Price	Exercisable For	Expiration Date(s)	Number of Shares Outstanding Under Warrants
$10.00	Common Stock	March 2025	516,391
$8.50	Common Stock	August 2030	150,000
$4.25	Common Stock	July 2027 to September 2028	10,329
$4.00	Common Stock	November 2027 to March 2029	494,525
$2.50	Common Stock	November 1, 2028	60,329
			1,231,574

Schedule of Fair Value of Warrants to Purchase Common Stock Issued Using the Black-Scholes Option Pricing Model
The determination of the fair value of warrants to purchase common stock issued during the years ended December 31, 2023 and 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2023	2022
Expected warrant term (years)	5.0	5.6
Expected volatility	60.2%	62.3%
Risk-free rate of return	4.0%	3.6%
Expected annual dividend yield	—	—